EARNINGS/(LOSS) PER SHARE - Components of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	May 31, 2018	Apr. 30, 2018	Oct. 31, 2016
Basic and diluted earnings/(loss) per share:
Net (loss)/income available to shareholders	$ (26,431)	$ 130,653	$ 83,937
Net (loss)/income available to shareholders	$ (26,431)	$ 130,653	$ 83,937
Weighted average number of common shares outstanding, basic (in shares)	133,064,000	129,391,000	126,249,000
Diluted earnings/(loss) per share:
Effect of dilutive share options (in shares)	0	609,000	335,000
Weighted average number of shares outstanding, diluted (in shares)	133,064,000	130,000,000	126,584,000
Basic (loss)/earnings per share (in dollars per share)	$ (0.20)	$ 1.01	$ 0.67
Diluted (loss)/earnings per share (in dollars per share)	$ (0.20)	$ 1.01	$ 0.66
Own-share lending arrangement, shares, cancelled (in shares)		700
Total authorized for share lending arrangement (in shares)	11,765,142	11,765,142	11,765,842			7,000,000
Senior unsecured convertible bonds due 2021
Diluted earnings/(loss) per share:
Shares loaned to affiliate (in shares)						3,765,842	8,000,000
Interest rate (as a percent)							5.75%
Own share lending arrangement, shares transferred (in shares)	8,000,000
Senior Unsecured Convertible Bonds Due 2023
Diluted earnings/(loss) per share:
Shares loaned to affiliate (in shares)					3,765,842
Interest rate (as a percent)				4.875%	4.875%
Own share lending arrangement, shares transferred (in shares)	3,765,142		3,765,142